Significant Accounting Policies and Recent Accounting Pronouncements	6 Months Ended
Jun. 30, 2025
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
Significant Accounting Policies and Recent Accounting Pronouncements
2.	Significant Accounting Policies and Recent Accounting Pronouncements

A discussion of the Company’s significant accounting policies and the recent accounting pronouncements can be found in Note 2 of the Company’s Consolidated Financial Statements included in the Annual Report on Form 20-F for the year ended December 31, 2024, filed with the SEC on April 16, 2025.

The Company has determined that it operates under one reportable segment, that of operating tanker vessels, and the assets of such segment are presented under the caption Total assets in the accompanying consolidated balance sheets. The accounting policies applied to the reportable segment are the same as those used in the preparation of the Company’s consolidated financial statements.

There have been no material changes to these policies or pronouncements during the six months ended June 30, 2025, except as discussed in Note 3 below for EU Allowances.